Organization and Nature of Operations - Schedule of Subsidiaries Included in Condensed Consolidated Financial Statements (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Avalon Healthcare System, Inc. (“AHS”) [Member]
Schedule of Subsidiaries Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Delaware May 18, 2015	Delaware May 18, 2015
Percentage of Ownership	100.00%	100.00%
Principal Activities	Holding company for payroll and other expenses	Holding company for payroll and other expenses
Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”) [Member]
Schedule of Subsidiaries Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	PRC April 29, 2016	PRC April 29, 2016
Percentage of Ownership	100.00%	100.00%
Principal Activities	Not considered an operating entity	Is not considered an operating entity
Genexosome Technologies Inc. (“Genexosome”) [Member]
Schedule of Subsidiaries Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Nevada July 31, 2017	Nevada July 31, 2017
Percentage of Ownership	60.00%	60.00%
Principal Activities	No current activities to report; dormant	No current activities to report, dormant
Avalon Laboratory Services, Inc. (“Avalon Lab”) [Member]
Schedule of Subsidiaries Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Delaware October 14, 2022	Delaware October 14, 2022
Percentage of Ownership	100.00%	100.00%
Principal Activities	No current activities to report; dormant	No current activities to report, dormant
Q&A Distribution LLC (“Q&A Distribution”) [Member]
Schedule of Subsidiaries Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Texas May 1, 2024	Texas May 1, 2024
Percentage of Ownership	100.00%	100.00%
Principal Activities	Distributes KetoAir device	Distributes KetoAir device
Nexus MergerSub Limited (“Nexus”) [Member]
Schedule of Subsidiaries Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	BVI February 21, 2025	BVI February 21, 2025
Percentage of Ownership	100.00%	100.00%
Principal Activities	No current activities to report	No current activities to report
Avalon Quantum AI, LLC (“Avalon Quantum AI”) [Member]
Schedule of Subsidiaries Included in Condensed Consolidated Financial Statements [Line Items]
Place and Date of Incorporation	Nevada December 5, 2025	Nevada December 5, 2025
Percentage of Ownership	100.00%	100.00%
Principal Activities	Is advancing next-generation agentic AI systems targeted to consumers and small businesses, starting with an SaaS automated video production platform	Advanced Agentic AI systems, including automated video generation and workflow automation solutions.”